Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans/leases, including fees	$ 63,363,520		$ 64,807,673	$ 67,999,191
Securities:
Taxable	10,781,300		10,877,832	10,109,083
Nontaxable	2,339,579		983,040	907,085
Interest-bearing deposits at financial institutions	378,566		404,879	411,079
Restricted investment securities	507,281		557,698	497,214
Federal funds sold	5,627		92,126	173,714
Total interest and dividend income	77,375,873		77,723,248	80,097,366
Interest expense:
Deposits	6,218,713		8,939,056	12,681,625
Short-term borrowings	248,545		290,450	628,255
Federal Home Loan Bank advances	7,279,599		7,972,025	9,246,562
Other borrowings	4,940,970		5,149,022	5,732,142
Junior subordinated debentures	1,038,786		1,227,839	1,945,014
Total interest expense	19,726,613		23,578,392	30,233,598
Net interest income	57,649,260		54,144,856	49,863,768
Provision for loan/lease losses	4,370,767		6,616,014	7,463,618
Net interest income after provision for loan/lease losses	53,278,493		47,528,842	42,400,150
Noninterest income:
Trust department fees	3,632,278		3,368,995	3,290,844
Investment advisory and management fees	2,361,159		2,108,918	1,812,903
Deposit service fees	3,485,929		3,493,001	3,478,743
Gains on sales of loans, net	2,457,707		2,565,043	3,169,514
Securities gains	104,600		1,472,528
Losses on other real estate owned, net	(1,332,972)		(374,910)	(835,163)
Earnings on bank-owned life insurance	1,609,208		1,445,891	1,331,085
Credit card issuing fees, net of processing costs	599,164		500,544	259,590
Other	3,704,222		2,881,868	2,898,372
Total noninterest income	16,621,295		17,461,878	15,405,888
Noninterest expenses:
Salaries and employee benefits	33,274,509		30,365,020	27,843,127
Occupancy and equipment expense	5,635,257		5,297,949	5,472,248
Professional and data processing fees	4,317,939		4,461,187	4,524,519
FDIC and other insurance	2,330,611		2,698,282	3,528,267
Loan/lease expense	1,041,824		2,160,674	1,657,552
Advertising and marketing	1,445,476		1,288,797	1,053,909
Postage and telephone	959,708		937,557	1,004,176
Stationery and supplies	541,122		516,873	491,252
Bank service charges	853,895		725,717	420,252
Prepayment fees on Federal Home Loan Bank advances			832,099
Other-than-temporary impairment losses on securities	62,400		118,847	113,800
Losses on lease residual values				617,000
Other	1,796,206		1,589,650	1,822,961
Total noninterest expenses	52,258,947		50,992,652	48,549,063
Income before income taxes	17,640,841		13,998,068	9,256,975
Federal and state income tax expense	4,534,601		3,868,199	2,449,249
Net income	13,106,240		10,129,869	6,807,726
Less: net income attributable to noncontrolling interests	488,473		438,221	221,047
Net income attributable to QCR Holdings, Inc.	12,617,767		9,691,648	6,586,679
Less: preferred stock dividends and discount accretion	3,496,085	[1]	5,283,885	4,128,104	[1]
Net income attributable to QCR Holdings, Inc. common stockholders	$ 9,121,682		$ 4,407,763	$ 2,458,575
Basic earnings per common share (in Dollars per share)	$ 1.88		$ 0.93	$ 0.54
Diluted earnings per common share (in Dollars per share)	$ 1.85		$ 0.92	$ 0.53
Weighted average common shares outstanding (in Shares)	4,844,776		4,724,781	4,593,096
Weighted average common and common equivalent shares outstanding (in Shares)	4,919,559		4,789,026	4,618,242
Cash dividends declared per common share (in Dollars per share)	$ 0.08		$ 0.08	$ 0.08

[1]	For the year ended December 31, 2011, includes approximately $1.2 million of accelerated accretion of discount on the redemption of Series D Preferred Stock during the third quarter of 2011. See Note 10 for additional information.